Offerings - Offering: 1	Aug. 01, 2024 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 397,628,991	[1]
Amount of Registration Fee	$ 58,690.04	[1]
Offering Note	The transaction valuation was calculated solely for purposes of determining the filing fee. The purchase price of the 4.00% Convertible Senior Notes due 2026 (the “Notes”), as described herein, is US$1,000 per US$1,000 principal amount outstanding. As of June 12, 2024, there was US$395,607,000 aggregate principal amount of Notes outstanding, resulting in an aggregate maximum purchase price of US$397,628,991 (including accrued but unpaid interest). The filing fee of $58,690.04 was previously paid in connection with the filing of the Tender Offer Statement on Schedule TO on May 28, 2024 by iQIYI, Inc. (File
No. 005-90438).
The amount of the filing fee was calculated in accordance with
Rule 0-11 of
the Securities Exchange Act of 1934, as amended, and equals $147.6 for each US$1,000,000 of the value of the transaction.

[1]	The transaction valuation was calculated solely for purposes of determining the filing fee. The purchase price of the 4.00% Convertible Senior Notes due 2026 (the “Notes”), as described herein, is US$1,000 per US$1,000 principal amount outstanding. As of June 12, 2024, there was US$395,607,000 aggregate principal amount of Notes outstanding, resulting in an aggregate maximum purchase price of US$397,628,991 (including accrued but unpaid interest). The filing fee of $58,690.04 was previously paid in connection with the filing of the Tender Offer Statement on Schedule TO on May 28, 2024 by iQIYI, Inc. (File No. 005-90438). The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and equals $147.6 for each US$1,000,000 of the value of the transaction.